PREFERRED STOCK DERIVATIVE LIABILITIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2012 Series B Preferred Stock [Member]	Mar. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member]	Mar. 31, 2011 Series C Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Mar. 31, 2009 Series D Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Mar. 31, 2012 Series E Preferred Stock [Member]	Mar. 31, 2011 Series E Preferred Stock [Member]
Preferred shares Outstanding	3,562.50		3,562.50		5,213	13,439.50	0	797	896	1,375	2,666	5,418	0	4,063		2,187.50	1,750	3,062.50
Underlying common shares into which Preferred may convert	98,954,967		98,954,967		94,512,297	181,952,934	0	5,310,393	730,274	9,166,669	17,773,333	4,280,842	0	58,042,861		89,788,298	71,428,571	118,898,957
Closing price on valuation date (in dollars per share)	$ 0.08		$ 0.08		$ 0.09	$ 0.078	$ 0.08	$ 0.09	$ 0.078	$ 0.08	$ 0.09	$ 0.078	$ 0.09	$ 0.078	$ 0.01	$ 0.08	$ 0.09	$ 0.078
Fair Value of Warrant Derivative Liability	$ 7,916,397		$ 7,916,397		$ 8,506,106	$ 14,192,329	$ 0	$ 477,935	$ 56,961	$ 1,733,334	$ 1,599,600	$ 333,906	$ 0	$ 4,527,343		$ 7,183,064	$ 6,428,571	$ 9,274,119
Change in Preferred Stock Derivative Liability	$ (3,963,126)	$ (4,749,332)	$ 867,741	$ 7,665,268	$ 11,227,957	$ 10,416,376